Trade Accounts Receivable, Net - Summary of Aging of Trade Accounts Receivable (Detail) - Gross carrying amount [member] - PEN (S/) S/ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 1,854,662	S/ 1,721,462
Current [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	1,575,709	1,396,040
Not later than one month [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	118,158	103,617
Later than one month and not later than six months [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	141,121	113,825
Later than six months and not later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	1,962	29,506
Later than one year [member]
Disclosure of financial assets that are either past due or impaired [line items]
Trade accounts receivable	S/ 17,712	S/ 78,474